Dividends (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Proposed Final Dividend

	2018	2019
Proposed final dividend:
RMB0.148 (2018: RMB0.134) per ordinary share by the Company	4,100	4,529